MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Provisions for employee benefits under government-mandated defined contribution plan	38,428	36,039	35,384